KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2026
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	06/30/2026	06/30/2025	06/30/2024
Salaries, social security and other benefits	1,028,617	2,175,627	2,092,122
Share-based incentives	164,030	480,450	8,117,254
Total	1,192,647	2,656,077	10,209,376